Other Operating Expense (Tables)	12 Months Ended
Jun. 30, 2023
Other Operating Expense [Abstract]
Schedule of Other Operating Expense
	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 31, 2020

Taxes, duties and penalties	(62,263)	-	-	-
Miscellaneous expenses	(31,944)	(38,985)	(93,252)	(2,639)
Total other operating expense	$(94,207)	$(38,985)	$(93,252)	(2,639)